Accumulated Other Comprehensive Income	12 Months Ended
Aug. 31, 2018
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

21. Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income were as follows:

	Unrealized gains	Foreign
	on available-for-	currency
	sale securities	translation
	/investments	adjustment	Total
	RMB		RMB
Balance as of September 1, 2016	5,828	—	5,828
Other comprehensive income before reclassification, net of tax	24,656	—	24,656
Amounts reclassified from accumulated other comprehensive income, net of tax	(11,361)	—	(11,361)
Balance as of August 31, 2017	19,123	—	19,123
Other comprehensive income before reclassification, net of tax	37,157	—	37,157
Amounts reclassified from accumulated other comprehensive income, net of tax	(13,838)	—	(13,838)
Foreign currency translation adjustment	—	86,458	86,458
Balance as of August 31, 2018	42,442	86,458	128,900

Balance as of August 31, 2018, in US$	6,214	12,659	18,873